ACCRUED EXPENSES AND OTHER PAYABLES	12 Months Ended
Mar. 31, 2017
ACCRUED EXPENSES AND OTHER PAYABLES
ACCRUED EXPENSES AND OTHER PAYABLES

(9)ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consist of the following:

	March 31,
	2016	2017
	RMB	RMB
Value-added tax and other taxes payable	3,851,923	2,407,530
Accrued payroll and welfare	14,524,290	17,042,283
Accrued test monitoring fees	14,702,303	17,141,791
Royalty fees payable	532,185	734,571
Income taxes payable	3,044,352	—
Other current liabilities	21,084,574	52,032,672

Total accrued expenses and other payables	57,739,627	89,358,847

Other current liabilities as of March 31, 2016 and 2017 mainly include accrued traveling expenses, rental expenses, meeting expense and other operating expenses. The balance as of March 31, 2017 also includes an investment prepayment of RMB 34,000,000 made to ATA Data by two third party investors, for the acquisition of 20% equity shares of ATA Data pursuant to the investment agreement signed on February 23, 2017. As of March 31, 2017, the closing terms have not been completed in accordance with relevant legal rules in PRC. Therefore, the amount was recognized as a liability as of March 31, 2017.